Pioneer High Yield Fund
Schedule of Investments  |  January 31, 2024

A: TAHYX	C: PYICX	R: TYHRX	Y: TYHYX

Schedule of Investments  |  1/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.4%
	Senior Secured Floating Rate Loan Interests — 1.1% of Net Assets*(a)
	Auto Parts & Equipment — 0.4%
2,266,303	First Brands Group LLC, First Lien 2021 Term Loan, 10.574% (Term SOFR + 500 bps), 3/30/27	$ 2,267,247
	Total Auto Parts & Equipment	$2,267,247

	Electric-Generation — 0.2%
993,052	Generation Bridge Northeast LLC, Term Loan B, 9.583% (Term SOFR + 425 bps), 8/22/29	$ 998,949
	Total Electric-Generation	$998,949

	Metal Processors & Fabrication — 0.3%
1,749,725	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.591% (Term SOFR + 400 bps), 10/12/28	$ 1,747,538
	Total Metal Processors & Fabrication	$1,747,538

	Physical Practice Management — 0.2%
1,650,430	Team Health Holdings, Inc., Extended Term Loan, 10.583% (Term SOFR + 525 bps), 3/2/27	$ 1,375,531
	Total Physical Practice Management	$1,375,531

	Total Senior Secured Floating Rate Loan Interests (Cost $6,482,174)	$6,389,265

Shares
	Common Stocks — 0.5% of Net Assets
	Automobile Components — 0.2%
12,702,209(b)	Ascent CNR Corp., Class A	$ 1,270,221
	Total Automobile Components	$1,270,221

	Chemicals — 0.0%†
148	LyondellBasell Industries NV, Class A	$ 13,930
	Total Chemicals	$13,930

	Household Durables — 0.0%†
1,443,476(b)	Desarrolladora Homex SAB de CV	$ 1,090
	Total Household Durables	$1,090

1Pioneer High Yield Fund | 1/31/24

Shares		Value
	Oil, Gas & Consumable Fuels — 0.0%†
48(b)	Amplify Energy Corp.	$ 294
	Total Oil, Gas & Consumable Fuels	$294

	Paper & Forest Products — 0.0%†
459,481+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.3%
126,641(b)+	Grupo Aeromexico SAB de CV	$ 1,687,725
	Total Passenger Airlines	$1,687,725

	Total Common Stocks (Cost $2,713,472)	$2,973,260

Principal Amount USD ($)
	Collateralized Mortgage Obligations—0.0%† of Net Assets
117,472(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 6.289% (1 Month Term SOFR + 95 bps), 10/19/45	$ 115,938
157,802	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	69,620
	Total Collateralized Mortgage Obligations (Cost $155,329)	$185,558

	Commercial Mortgage-Backed Security—0.2% of Net Assets
1,219,149(a)	Med Trust, Series 2021-MDLN, Class G, 10.697% (1 Month Term SOFR + 536 bps), 11/15/38 (144A)	$ 1,188,670
	Total Commercial Mortgage-Backed Security (Cost $1,219,149)	$1,188,670

	Convertible Corporate Bonds — 2.6% of Net Assets
	Airlines — 0.3%
1,835,000	Air Canada, 4.00%, 7/1/25	$ 2,001,262
	Total Airlines	$2,001,262

Pioneer High Yield Fund | 1/31/242

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — 0.0%†
IDR11,178,198,000	PT Bakrie & Brothers Tbk, 4/28/24	$ 70,838
	Total Banks	$70,838

	Biotechnology — 0.1%
730,000	Insmed, Inc., 0.75%, 6/1/28	$ 791,685
	Total Biotechnology	$791,685

	Energy-Alternate Sources — 0.3%
2,054,000(c)	Enphase Energy, Inc., 3/1/28	$ 1,729,263
	Total Energy-Alternate Sources	$1,729,263

	Entertainment — 0.9%
3,261,000(c)	DraftKings Holdings, Inc., 3/15/28	$ 2,722,935
2,781,000	IMAX Corp., 0.50%, 4/1/26	2,462,853
	Total Entertainment	$5,185,788

	Pharmaceuticals — 0.2%
1,453,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 1,001,662
	Total Pharmaceuticals	$1,001,662

	Semiconductors — 0.2%
950,000	ON Semiconductor Corp., 0.50%, 3/1/29 (144A)	$ 921,025
	Total Semiconductors	$921,025

	Software — 0.6%
1,372,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 1,211,476
1,051,000	Jamf Holding Corp., 0.125%, 9/1/26	914,370
1,781,000	Verint Systems, Inc., 0.25%, 4/15/26	1,579,524
	Total Software	$3,705,370

	Total Convertible Corporate Bonds (Cost $17,347,787)	$15,406,893

	Corporate Bonds — 87.5% of Net Assets
	Advertising — 1.9%
300,000	Clear Channel International BV, 6.625%, 8/1/25 (144A)	$ 300,154
3,994,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	3,300,002
1,080,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	962,615
580,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/31 (144A)	607,591
3Pioneer High Yield Fund | 1/31/24

Principal Amount USD ($)		Value
	Advertising — (continued)
3,591,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	$ 3,285,980
2,512,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	2,421,116
	Total Advertising	$10,877,458

	Aerospace & Defense — 0.3%
1,100,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	$ 1,191,823
400,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	422,060
	Total Aerospace & Defense	$1,613,883

	Airlines — 1.6%
1,681,542(d)	ABRA Global Finance, 11.50% (5.50% PIK or 6.00% Cash), 3/2/28 (144A)	$ 1,263,107
739,575	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	659,821
716,250	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	708,379
795,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	780,714
1,000,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	958,508
5,177,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	3,747,113
1,620,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 7.875%, 5/1/27 (144A)	1,353,073
	Total Airlines	$9,470,715

	Apparel — 0.2%
1,310,000	Hanesbrands, Inc., 9.00%, 2/15/31 (144A)	$ 1,320,730
	Total Apparel	$1,320,730

	Auto Manufacturers — 2.3%
1,915,000	Ford Motor Co., 5.291%, 12/8/46	$ 1,695,095
1,340,000	Ford Motor Co., 6.10%, 8/19/32	1,342,771
950,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	882,976
3,955,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	3,756,572
1,635,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	1,588,865
1,825,000	Ford Motor Credit Co. LLC, 5.113%, 5/3/29	1,773,117
1,000,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	1,070,756
1,385,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	1,417,894
	Total Auto Manufacturers	$13,528,046

Pioneer High Yield Fund | 1/31/244

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Parts & Equipment — 0.4%
2,245,000	Adient Global Holdings, Ltd., 8.25%, 4/15/31 (144A)	$ 2,370,932
	Total Auto Parts & Equipment	$2,370,932

	Banks — 1.3%
700,000	Akbank TAS, 5.125%, 3/31/25	$ 689,500
120,000	Akbank TAS, 6.80%, 2/6/26 (144A)	119,952
830,000(e)	Bank Leumi Le-Israel BM, 7.129% (5 Year CMT Index + 347 bps), 7/18/33 (144A)	807,798
250,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	240,105
3,363,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	3,749,096
1,030,000(e)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	852,971
1,025,000(f)(g)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	37,028
750,000(f)(g)	Sovcombank Via SovCom Capital DAC, 7.75% (5 Year CMT Index + 638 bps) (144A)	21,094
940,000(e)(f)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	1,024,046
	Total Banks	$7,541,590

	Biotechnology — 0.2%
EUR1,000,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 1,041,492
GBP220,000	Cidron Aida Finco S.a.r.l., 6.25%, 4/1/28 (144A)	266,957
	Total Biotechnology	$1,308,449

	Building Materials — 2.3%
3,098,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 3,181,367
2,461,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	2,200,735
270,000	Builders FirstSource, Inc., 5.00%, 3/1/30 (144A)	259,177
1,895,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	1,942,690
3,035,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	2,697,660
5Pioneer High Yield Fund | 1/31/24

Principal Amount USD ($)		Value
	Building Materials — (continued)
2,115,000	Knife River Corp., 7.75%, 5/1/31 (144A)	$ 2,221,594
1,406,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	1,279,460
	Total Building Materials	$13,782,683

	Chemicals — 4.3%
4,667,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	$ 4,468,175
1,840,000	NOVA Chemicals Corp., 8.50%, 11/15/28 (144A)	1,925,523
944,000	Olin Corp., 5.00%, 2/1/30	890,134
EUR580,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	676,122
5,940,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	6,284,368
2,895,000	Rain Carbon, Inc., 12.25%, 9/1/29 (144A)	2,865,934
EUR445,000	SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/1/26 (144A)	470,139
1,960,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	1,905,293
EUR1,855,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	2,163,070
2,880,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	1,120,694
2,853,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	2,518,931
	Total Chemicals	$25,288,383

	Commercial Services — 4.9%
590,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	$ 489,871
1,410,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	1,389,363
960,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	938,679
1,425,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,282,585
175,000(g)	Atento Luxco 1 S.A., 8.00%, 2/10/26 (144A)	17
515,680(d)	Atento Luxco 1 S.A., 20.00% (10.00% PIK or 10.00% Cash), 2/17/25 (144A)	515,680
945,369(d)	Atento Luxco 1 S.A., 20.00% (20.00% PIK), 2/17/25 (144A)	5,805
2,030,000	Brink's Co., 5.50%, 7/15/25 (144A)	2,018,934
295,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	278,775
Pioneer High Yield Fund | 1/31/246

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
1,232,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	$ 1,081,883
1,880,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	1,913,169
3,758,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	3,780,682
2,865,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	2,736,677
2,961,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	2,775,612
129,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	128,729
4,970,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,925,218
4,511,000	Sotheby's, 7.375%, 10/15/27 (144A)	4,335,169
	Total Commercial Services	$28,596,848

	Computers — 0.8%
1,435,000	KBR, Inc., 4.75%, 9/30/28 (144A)	$ 1,323,400
1,275,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	1,202,029
1,859,000	NCR Voyix Corp., 5.125%, 4/15/29 (144A)	1,739,330
635,000	NCR Voyix Corp., 5.25%, 10/1/30 (144A)	584,291
	Total Computers	$4,849,050

	Cosmetics/Personal Care — 0.3%
1,980,000	Edgewell Personal Care Co., 5.50%, 6/1/28 (144A)	$ 1,938,064
	Total Cosmetics/Personal Care	$1,938,064

	Distribution/Wholesale — 0.8%
4,076,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 4,037,930
555,000	Windsor Holdings III LLC, 8.50%, 6/15/30 (144A)	571,375
	Total Distribution/Wholesale	$4,609,305

	Diversified Financial Services — 5.9%
2,939,349(d)	Avation Capital S.A., 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	$ 2,516,818
700,000(g)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	90,811
475,000(h)	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	480,985
EUR300,000	Garfunkelux Holdco 3 S.A., 6.75%, 11/1/25 (144A)	263,330
7Pioneer High Yield Fund | 1/31/24

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
GBP510,000	Garfunkelux Holdco 3 S.A., 7.75%, 11/1/25 (144A)	$ 514,602
495,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	504,900
3,280,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	3,402,606
4,973,945(d)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	4,793,640
EUR935,000	Intrum AB, 9.25%, 3/15/28 (144A)	808,279
430,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	388,206
2,200,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	1,977,392
1,150,000	OneMain Finance Corp., 3.875%, 9/15/28	1,009,234
1,958,000	OneMain Finance Corp., 5.375%, 11/15/29	1,811,652
810,000	OneMain Finance Corp., 7.875%, 3/15/30	822,879
2,630,000	OneMain Finance Corp., 9.00%, 1/15/29	2,770,071
485,000	PennyMac Financial Services, Inc., 7.875%, 12/15/29 (144A)	499,527
4,535,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	4,243,886
EUR360,000	Sherwood Financing Plc, 11/15/26	368,627
GBP960,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	1,112,661
1,066,000(g)	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	79,950
2,227,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	2,103,061
3,905,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	3,831,869
	Total Diversified Financial Services	$34,394,986

	Electric — 3.5%
875,000	Calpine Corp., 4.625%, 2/1/29 (144A)	$ 808,967
3,137,000	Calpine Corp., 5.00%, 2/1/31 (144A)	2,845,934
561,000	Calpine Corp., 5.25%, 6/1/26 (144A)	551,783
2,250,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	1,950,371
850,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	721,946
1,437,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	1,298,041
241,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	206,672
17,300	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	17,213
Pioneer High Yield Fund | 1/31/248

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
1,930,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	$ 2,048,348
1,425,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	1,308,447
2,852,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	2,809,388
750,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	792,608
4,755,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	4,939,470
	Total Electric	$20,299,188

	Electrical Components & Equipments — 0.4%
2,109,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 2,099,404
	Total Electrical Components & Equipments	$2,099,404

	Electronics — 0.3%
1,665,000	Coherent Corp., 5.00%, 12/15/29 (144A)	$ 1,558,973
	Total Electronics	$1,558,973

	Engineering & Construction — 0.1%
280,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	$ 252,560
275,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	231,867
	Total Engineering & Construction	$484,427

	Entertainment — 1.9%
1,430,000	Allwyn Entertainment Financing UK Plc, 7.875%, 4/30/29 (144A)	$ 1,467,895
3,250,000	Banijay Entertainment SASU, 8.125%, 5/1/29 (144A)	3,360,492
1,265,000(h)	Caesars Entertainment, Inc., 6.50%, 2/15/32 (144A)	1,278,992
1,576,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	1,618,379
600,000	Light & Wonder International, Inc., 7.50%, 9/1/31 (144A)	624,331
604,000	Mohegan Tribal Gaming Authority, 8.00%, 2/1/26 (144A)	567,216
2,629,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	2,471,260
	Total Entertainment	$11,388,565

	Environmental Control — 1.1%
875,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 802,605
9Pioneer High Yield Fund | 1/31/24

Principal Amount USD ($)		Value
	Environmental Control — (continued)
4,056,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 3,719,855
1,810,000	Secure Energy Services, Inc., 11.00%, 12/1/25 (144A)	1,889,099
	Total Environmental Control	$6,411,559

	Food — 0.5%
530,000(h)	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	$ 530,000
885,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	824,894
1,835,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	1,740,988
	Total Food	$3,095,882

	Forest Products & Paper — 0.4%
2,772,000	Mercer International, Inc., 5.125%, 2/1/29	$ 2,379,824
	Total Forest Products & Paper	$2,379,824

	Healthcare-Products — 0.4%
2,330,000	Medline Borrower LP, 3.875%, 4/1/29 (144A)	$ 2,109,590
	Total Healthcare-Products	$2,109,590

	Healthcare-Services — 1.8%
3,915,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 3,095,292
1,960,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	1,950,200
2,044,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	2,056,847
3,750,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	3,276,788
	Total Healthcare-Services	$10,379,127

	Home Builders — 1.2%
3,790,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$ 3,787,915
155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	155,696
1,525,000	KB Home, 4.00%, 6/15/31	1,344,687
1,865,000	M/I Homes, Inc., 3.95%, 2/15/30	1,655,188
	Total Home Builders	$6,943,486

	Household Products/Wares — 0.7%
4,767,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 4,415,767
	Total Household Products/Wares	$4,415,767

Pioneer High Yield Fund | 1/31/2410

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Iron & Steel — 0.9%
2,094,000	Commercial Metals Co., 4.375%, 3/15/32	$ 1,869,704
4,004,000	TMS International Corp., 6.25%, 4/15/29 (144A)	3,443,680
	Total Iron & Steel	$5,313,384

	Leisure Time — 4.3%
3,665,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 3,549,835
595,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	650,906
2,910,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	2,837,454
5,166,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	5,216,082
965,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	1,012,943
805,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	769,885
855,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	844,120
385,000	Royal Caribbean Cruises, Ltd., 7.25%, 1/15/30 (144A)	401,251
2,745,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	2,985,876
5,645,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	5,440,764
1,685,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	1,640,769
	Total Leisure Time	$25,349,885

	Lodging — 1.4%
1,598,981(i)	Grupo Posadas S.A.B de CV, 7.00%, 12/30/27 (144A)	$ 1,339,147
2,754,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	2,544,768
1,870,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	1,873,940
2,556,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	2,581,406
	Total Lodging	$8,339,261

	Media — 4.2%
3,103,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 2,545,069
5,235,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	4,490,374
2,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28 (144A)	2,152,221
11Pioneer High Yield Fund | 1/31/24

Principal Amount USD ($)		Value
	Media — (continued)
2,869,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	$ 2,767,197
810,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	818,606
1,000,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	511,131
600,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	302,012
2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	1,718,170
3,688,000	CSC Holdings LLC, 7.50%, 4/1/28 (144A)	2,455,019
385,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	391,056
4,506,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	4,179,315
85,000	Univision Communications, Inc., 7.375%, 6/30/30 (144A)	83,334
1,695,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	1,481,753
EUR855,000	Ziggo Bond Co. BV, 3.375%, 2/28/30 (144A)	783,235
	Total Media	$24,678,492

	Metal Fabricate/Hardware — 0.2%
1,230,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 1,125,733
	Total Metal Fabricate/Hardware	$1,125,733

	Mining — 3.0%
3,886,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 3,537,233
2,631,000	Constellium SE, 3.75%, 4/15/29 (144A)	2,364,363
3,975,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	3,791,094
625,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	595,340
4,175,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	3,872,313
3,314,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	2,916,320
900,000	Novelis Corp., 3.875%, 8/15/31 (144A)	780,603
	Total Mining	$17,857,266

	Oil & Gas — 10.1%
2,066,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 2,048,067
2,767,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	2,606,349
920,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	955,230
3,545,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	3,689,023
1,245,000	Borr IHC, Ltd./Borr Finance LLC, 10.00%, 11/15/28 (144A)	1,288,216
Pioneer High Yield Fund | 1/31/2412

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
925,000	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	$ 957,375
1,645,000	CITGO Petroleum Corp., 8.375%, 1/15/29 (144A)	1,709,100
2,210,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	2,324,283
1,340,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	1,429,190
2,210,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	2,349,460
3,355,000	Energean Plc, 6.50%, 4/30/27 (144A)	3,018,608
3,310,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	3,229,324
1,155,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	1,121,441
1,155,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	1,108,800
2,361,133	International Petroleum Corp., 7.25%, 2/1/27 (144A)	2,283,404
2,957,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	2,794,365
365,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	333,975
2,740,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	2,719,642
2,790,000	Parkland Corp., 4.625%, 5/1/30 (144A)	2,570,483
608,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	598,163
2,185,000	Seadrill Finance, Ltd., 8.375%, 8/1/30 (144A)	2,273,471
3,895,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	3,778,384
760,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	639,928
2,985,000	Southwestern Energy Co., 5.375%, 3/15/30	2,884,629
1,885,000	Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	1,742,360
1,624,500	Transocean, Inc., 8.75%, 2/15/30 (144A)	1,683,502
560,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	578,805
3,464,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	3,189,859
3,170,000	Valaris, Ltd., 8.375%, 4/30/30 (144A)	3,250,074
	Total Oil & Gas	$59,155,510

13Pioneer High Yield Fund | 1/31/24

Principal Amount USD ($)		Value
	Oil & Gas Services — 0.6%
2,795,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 2,809,646
640,000(h)	Kodiak Gas Services LLC, 7.25%, 2/15/29 (144A)	647,655
	Total Oil & Gas Services	$3,457,301

	Packaging & Containers — 1.8%
2,619,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 2,448,970
3,835,000	OI European Group BV, 4.75%, 2/15/30 (144A)	3,549,293
1,460,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	1,467,402
1,810,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	1,735,954
1,430,000	Sealed Air Corp./Sealed Air Corp. US, 7.25%, 2/15/31 (144A)	1,494,980
	Total Packaging & Containers	$10,696,599

	Pharmaceuticals — 3.2%
5,570,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 4,355,461
4,140,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	3,943,971
4,246,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	3,466,052
2,554,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	1,685,073
EUR2,815,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	2,852,187
778,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	751,743
778,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	749,936
1,025,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	1,105,580
5,290,000+	Tricida, Inc., 3.50%, 5/15/27	—
	Total Pharmaceuticals	$18,910,003

	Pipelines — 6.3%
882,427	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 845,532
3,340,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	3,116,049
2,885,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	2,957,324
3,698,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	3,658,294
1,215,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,157,688
Pioneer High Yield Fund | 1/31/2414

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
2,860,000	Energy Transfer LP, 7.375%, 2/1/31 (144A)	$ 3,006,260
4,410,000(e)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	4,262,930
68,000	EnLink Midstream LLC, 5.375%, 6/1/29	66,257
1,815,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	1,852,151
547,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	535,562
685,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	556,736
665,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	578,077
1,313,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	1,165,353
1,299,000	EQM Midstream Partners LP, 4.75%, 1/15/31 (144A)	1,210,948
1,543,000	EQM Midstream Partners LP, 7.50%, 6/1/30 (144A)	1,654,911
1,295,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	1,310,245
4,916,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	4,965,676
400,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	404,276
2,470,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	2,494,296
920,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	977,076
	Total Pipelines	$36,775,641

	Real Estate — 0.3%
2,470,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 2,005,912
	Total Real Estate	$2,005,912

	REITs — 2.8%
115,000	GLP Capital LP/GLP Financing II, Inc., 6.75%, 12/1/33	$ 122,394
4,478,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	4,161,446
4,475,000	Iron Mountain, Inc., 7.00%, 2/15/29 (144A)	4,588,844
4,525,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	2,774,000
3,061,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	2,027,913
15Pioneer High Yield Fund | 1/31/24

Principal Amount USD ($)		Value
	REITs — (continued)
2,870,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	$ 2,024,477
900,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	916,156
	Total REITs	$16,615,230

	Retail — 4.6%
1,708,000	Abercrombie & Fitch Management Co., 8.75%, 7/15/25 (144A)	$ 1,734,645
4,370,000	Asbury Automotive Group, Inc., 4.625%, 11/15/29 (144A)	4,026,021
1,792,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	1,815,565
5,099,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	4,614,887
2,645,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	2,769,024
2,735,000	Gap, Inc., 3.625%, 10/1/29 (144A)	2,342,403
465,000	Gap, Inc., 3.875%, 10/1/31 (144A)	383,577
3,044,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	2,846,353
3,775,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,402,025
1,680,000	LCM Investments Holdings II LLC, 8.25%, 8/1/31 (144A)	1,724,251
995,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	965,150
490,000	Staples, Inc., 7.50%, 4/15/26 (144A)	458,663
	Total Retail	$27,082,564

	Software — 0.3%
1,891,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 1,689,161
	Total Software	$1,689,161

	Telecommunications — 2.3%
5,572,000	Altice France Holding S.A., 6.00%, 2/15/28 (144A)	$ 2,487,460
745,000	Altice France S.A., 5.125%, 1/15/29 (144A)	551,355
3,345,000	Altice France S.A., 5.125%, 7/15/29 (144A)	2,445,512
3,054,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	2,019,060
2,240,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	2,228,800
Pioneer High Yield Fund | 1/31/2416

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — (continued)
440,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	$ 192,060
885,000	Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25 (144A)	515,022
3,655,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	3,204,572
	Total Telecommunications	$13,643,841

	Transportation — 1.4%
4,376,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 3,719,600
2,009,000	Danaos Corp., 8.50%, 3/1/28 (144A)	2,049,421
2,743,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	2,335,143
	Total Transportation	$8,104,164

	Total Corporate Bonds (Cost $542,187,790)	$513,856,861

Shares
	Rights/Warrants — 0.0%† of Net Assets
	Health Care Providers & Services — 0.0%†
2,136(b)(j)	Option Care Health, Inc., 7/27/25	$ 6,771
2,136(b)(k)	Option Care Health, Inc., 12/31/25	4,913
	Total Health Care Providers & Services	$11,684

	Trading Companies & Distributors — 0.0%†
63,875(b)(l)	Avation Plc, 1/1/59	$ 16,190
	Total Trading Companies & Distributors	$16,190

	Total Rights/Warrants (Cost $—)	$27,874

17Pioneer High Yield Fund | 1/31/24

Face Amount USD ($)		Value
	Insurance-Linked Securities — 0.1% of Net Assets#
	Collateralized Reinsurance — 0.0%†
	Multiperil – Worldwide — 0.0%†
1,600,000(b)(m)+	Cypress Re 2017, 1/31/25	$ 160
555,123(b)(m)+	Dartmouth Re 2018, 1/31/25	83,218
		$83,378

	Windstorm – Florida — 0.0%†
650,000(b)(m)+	Formby Re 2018, 2/29/24	$ —
1,050,000(b)(m)+	Portrush Re 2017, 6/15/24	105
		$105

	Total Collateralized Reinsurance	$83,483

	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
2,400,000(b)(n)+	Harambee Re 2018, 12/31/24	$ —
1,668,837(n)+	Harambee Re 2019, 12/31/24	2,503
		$2,503

	Multiperil – Worldwide — 0.1%
643,077(b)(n)+	Lorenz Re 2019, 6/30/24	$ 6,174
1,500,000(m)+	Merion Re 2018-2, 12/31/24	74,976
550,000(b)(n)+	Viribus Re 2018, 12/31/24	—
233,537(b)(n)+	Viribus Re 2019, 12/31/24	—
419,863(b)(m)+	Woburn Re 2019, 12/31/24	70,293
		$151,443

	Total Reinsurance Sidecars	$153,946

	Total Insurance-Linked Securities (Cost $1,225,638)	$237,429

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 4.3% of Net Assets
25,000,000(c)	U.S. Treasury Bills, 2/13/24	$ 24,956,188
	Total U.S. Government and Agency Obligations (Cost $24,956,025)	$24,956,188

Pioneer High Yield Fund | 1/31/2418

Schedule of Investments  |  1/31/24
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 2.1% of Net Assets
	Open-End Fund — 2.1%
12,462,822(o)	Dreyfus Government Cash Management, Institutional Shares, 5.22%	$ 12,462,822
		$12,462,822

	TOTAL SHORT TERM INVESTMENTS (Cost $12,462,822)	$12,462,822

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.4% (Cost $608,750,186)	$577,684,820
	OTHER ASSETS AND LIABILITIES — 1.6%	$9,370,088
	net assets — 100.0%	$587,054,908

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2024, the value of these securities amounted to $455,463,164, or 77.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2024.
(b)	Non-income producing security.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2024.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Security is in default.
(h)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(i)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at January 31, 2024.
(j)	Option Care Health, Inc., 7/27/25 warrants are exercisable into 2,136 shares.
(k)	Option Care Health, Inc., 12/31/25 warrants are exercisable into 2,136 shares.
(l)	Avation Plc, 1/1/59 warrants are exercisable into 63,875 shares.
(m)	Issued as participation notes.
19Pioneer High Yield Fund | 1/31/24

(n)	Issued as preference shares.
(o)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Cypress Re 2017	1/24/2017	$5,377	$160
Dartmouth Re 2018	1/18/2018	191,651	83,218
Formby Re 2018	7/9/2018	2,020	—
Harambee Re 2018	12/19/2017	50,955	—
Harambee Re 2019	4/24/2019	—	2,503
Lorenz Re 2019	7/10/2019	105,386	6,174
Merion Re 2018-2	12/28/2017	—	74,976
Portrush Re 2017	6/12/2017	805,334	105
Viribus Re 2018	12/22/2017	9,123	—
Viribus Re 2019	3/25/2019	—	—
Woburn Re 2019	1/30/2019	55,792	70,293
Total Restricted Securities			$237,429
% of Net assets			0.1%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	9,914,569	EUR	8,950,000	HSBC Bank USA NA	3/27/24	$219,195
USD	1,875,087	GBP	1,475,000	State Street Bank & Trust Co.	3/27/24	4,995
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$224,190
Pioneer High Yield Fund | 1/31/2420

Schedule of Investments  |  1/31/24
(unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
47,529,900	Markit CDX North America High Yield Index Series 41	Pay	5.00%	12/20/28	$(1,312,238)	$(1,592,895)	$(2,905,133)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(1,312,238)	$(1,592,895)	$(2,905,133)
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
1,583,400	Markit CDX North America High Yield Series 33	Receive	5.00%	12/20/24	$(1,068)	$61,330	$60,262
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(1,068)	$61,330	$60,262
TOTAL SWAP CONTRACTS					$(1,313,306)	$(1,531,565)	$(2,844,871)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
USD	— United States Dollar
21Pioneer High Yield Fund | 1/31/24

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$6,389,265	$—	$6,389,265
Common Stocks
Automobile Components	—	1,270,221	—	1,270,221
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	—	1,687,725	1,687,725
All Other Common Stocks	15,314	—	—	15,314
Collateralized Mortgage Obligations	—	185,558	—	185,558
Commercial Mortgage-Backed Security	—	1,188,670	—	1,188,670
Convertible Corporate Bonds	—	15,406,893	—	15,406,893
Corporate Bonds
Pharmaceuticals	—	18,910,003	—*	18,910,003
All Other Corporate Bonds	—	494,946,858	—	494,946,858
Rights/Warrants
Health Care Providers & Services	—	11,684	—	11,684
Trading Companies & Distributors	16,190	—	—	16,190
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	83,378	83,378
Windstorm – Florida	—	—	105	105
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,503	2,503
Multiperil – Worldwide	—	—	151,443	151,443
U.S. Government and Agency Obligations	—	24,956,188	—	24,956,188
Open-End Fund	12,462,822	—	—	12,462,822
Total Investments in Securities	$12,494,326	$563,265,340	$1,925,154	$577,684,820
Pioneer High Yield Fund | 1/31/2422

Schedule of Investments  |  1/31/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$224,189	$—	$224,189
Centrally cleared swap contracts^	—	(1,531,565)	—	(1,531,565)
Total Other Financial Instruments	$—	$(1,307,376)	$—	$(1,307,376)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
Transfers are calculated on the beginning of period values. During the period ended January 31, 2024, two securities valued at $8,202 were transferred from Level 3 to Level 2, due to valuing the securities using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
23Pioneer High Yield Fund | 1/31/24